COMMITMENTS AND CONTINGENCIES (Future Minimum Rental Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 156,699
2017	139,440
2018	115,482
2019	101,503
2020	59,305
Thereafter	185,875
Total future obligation payments due	$ 758,304